SUBSEQUENT EVENTS (Details) - Major borrowings - 5.500% USD senior notes due 2034 $ in Millions	Jan. 13, 2026 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 1,000.0
Borrowings, interest rate	5.50%